UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2008

Date of reporting period:	August 31, 2008

Form N-Q is to be used by management investment company, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—80.0%
Airlines—3.8%
$7,000	American Airlines, Inc., 7.858%, 4/1/13	Ba1/BBB	$6,335,000
	Continental Airlines, Inc.,
1,490	6.545%, 8/2/20	Baa2/A-	1,340,938
3,171	6.703%, 12/15/22	Baa2/BBB	2,663,796
1,695	7.056%, 3/15/11	Baa2/A-	1,665,337
2,009	7.373%, 6/15/17	Ba1/BB	1,537,231
8,446	7.707%, 10/2/22	Baa2/BBB	7,436,886
1,793	9.798%, 4/1/21	Ba1/BB-	1,353,925
630	Delta Air Lines, Inc., 6.619%, 9/18/12	NR/BBB	598,695
	Northwest Airlines, Inc.,
14,035	7.041%, 10/1/23	NR/BBB-	11,929,348
19,245	7.15%, 4/1/21	A2/AA	17,309,001
2,986	United Air Lines, Inc., 7.336%, 1/2/21 (a)(d)	B1/B+	2,082,404
			54,252,561

Automotive—0.1%
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC	1,312,500

Banking—16.6%
13,000	American Express Bank FSB, 5.50%, 4/16/13	Aa3/A+	12,324,312
5,900	ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa2/AA	5,924,786
	Bank of America Corp.,
38,300	8.00%, 1/30/18, FRN (g)	A1/A+	34,186,197
16,000	8.125%, 5/15/18, FRN (g)	A1/A+	14,464,480
625	9.375%, 9/15/09	Aa3/AA-	650,147
	Barclays Bank PLC, FRN (a)(d)(g),
8,600	7.434%, 12/15/17	Aa3/A+	7,610,862
18,100	7.70%, 4/25/18	Aa2/A+	17,073,549
13,000	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(g)	Aa3/AA-	11,265,228
4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(d)(g)	Aa3/A+	3,948,935
4,600	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(g)	Aa3/A	3,675,763
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(g)	A1/A	9,916,280
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A+	3,618,776
	HSBC Capital Funding L.P., FRN (g),
8,000	4.61%, 6/27/13 (a)(d)	A1/A	7,179,728
2,000	10.176%, 6/30/30	A1/A	2,406,254
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	7,916,753
9,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	8,111,439
16,000	RBS Capital Trust III, 5.512%, 9/30/14, FRN (g)	A1/A	12,921,184
6,200	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(d)(g)	A2/BBB	4,995,681
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, FRN (g)	A1/A	1,891,824
6,300	State Street Capital Trust III, 8.25%, 3/15/11, FRN (g)	A1/A	6,436,647
12,200	USB Capital IX, 6.189%, 4/15/11, FRN (g)	A1/A+	7,995,319
29,000	Wachovia Corp., 7.98%, 3/15/18, FRN (g)	A3/A-	21,838,856
7,100	Wells Fargo Capital X, 5.95%, 12/15/86	Aa2/AA-	6,191,761
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	Aa2/AA-	23,477,424
			236,022,185

Diversified Manufacturing—0.4%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (a)(d)	A3/A-	5,089,140

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Electronics—0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	$1,002,667

Energy—4.0%
	CenterPoint Energy Resources Corp.,
13,000	7.75%, 2/15/11	Baa3/BBB	13,570,921
5,000	7.875%, 4/1/13	Baa3/BBB	5,319,240
	Energy Transfer Partners L.P.,
2,800	6.625%, 10/15/36	Baa3/BBB-	2,630,673
5,400	7.50%, 7/1/38	Baa3/BBB-	5,499,868
2,500	Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	Baa2/BBB	2,489,252
10,800	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	10,922,440
2,007	Salton SEA Funding, Inc., 8.30%, 5/30/11	Baa3/BBB-	2,132,540
10,767	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	11,382,967
600	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	571,511
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,940,502
			56,459,914

Financial Services—20.4%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	5,050,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	1,999,546
3,200	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa2/AA-	3,326,621
8,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (g)	NR/BBB-	7,689,411
4,543	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	4,955,580
4,000	CIT Group, Inc., 6.875%, 11/1/09	Baa1/A-	3,846,684
20,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	18,099,580
	Citigroup, Inc.,
6,100	6.125%, 11/21/17	Aa3/AA-	5,745,974
24,100	8.40%, 4/30/18, FRN (g)	A2/A	20,491,507
2,700	Covidien International Finance S.A., 6.55%, 10/15/37 (a)(d)	Baa1/A-	2,755,447
13,200	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	12,870,396
2,500	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	2,159,375
3,000	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B-	2,164,530
	General Electric Capital Corp., FRN,
13,400	6.375%, 11/15/67	Aa1/AA+	12,293,522
£1,100	6.50%, 9/15/67 (a)(d)	Aa1/AA+	1,899,961
$900	General Motors Acceptance Corp., 6.75%, 12/1/14	B3/B-	489,198
	Goldman Sachs Group, Inc.,
13,300	5.95%, 1/18/18	Aa3/AA-	12,603,944
2,500	5.95%, 1/15/27	A1/A+	2,111,240
2,100	6.15%, 4/1/18	Aa3/AA-	2,012,350
6,000	6.45%, 5/1/36	A1/A+	5,148,714
7,900	6.75%, 10/1/37	A1/A+	6,971,237
8,900	7.35%, 10/1/09	Aa3/AA-	9,098,693
€2,350	Green Valley Ltd., 8.562%, 1/10/11, FRN (a)(b)(d)	NR/BB+	3,490,928
	JPMorgan Chase & Co.,
$9,500	6.00%, 1/15/18	Aa2/AA-	9,215,826
7,700	6.40%, 5/15/38	Aa2/AA-	7,174,437
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66 (converts to FRN on 8/18/36)	Aa3/A	14,415,666
	Lehman Brothers Holdings, Inc., (k)
10,000	5.50%, 4/4/16	A2/A	8,814,880
20,000	6.875%, 5/2/18	A2/A	18,652,400

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,200	MBNA Capital, 3.601%, 2/1/27, FRN	Aa3/A+	$3,366,434
	Morgan Stanley,
10,400	5.75%, 8/31/12	A1/A+	10,220,298
6,000	6.00%, 4/28/15	A1/A+	5,533,884
10,000	6.625%, 4/1/18	A1/A+	9,307,220
17,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (g)	A2/BBB+	14,200,609
	Santander Perpetual S.A. Unipersonal, FRN (g),
€3,500	4.375%, 12/10/14	Aa2/A+	4,347,484
$7,600	6.671%, 10/24/17 (a)(d)	Aa2/A+	7,241,500
	Teco Finance, Inc.,
2,253	6.572%, 11/1/17	Baa3/BB+	2,175,522
3,247	7.00%, 5/1/12	Baa3/BB+	3,296,903
14,500	UBS AG, 5.75%, 4/25/18	Aa2/AA-	13,906,747
9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	A1/A	7,941,090
3,000	Universal City Development Partners, 11.75%, 4/1/10	B1/B+	3,045,000
1,000	Vita Capital III Ltd., 3.891%, 1/1/11, FRN (a)(b)(d)	A1/A	967,300
			291,097,638

Food & Beverage—0.9%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	B1/B+	1,448,942
12,000	8.00%, 5/1/31	B1/B+	11,815,020
			13,263,962

Healthcare & Hospitals—0.3%
4,250	HCA, Inc., 9.25%, 11/15/16	B2/BB-	4,382,813

Hotels/Gaming—1.1%
1,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (a)(b)(d)	Ba3/BB-	797,500
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Caa2/B-	3,380,000
3,730	8.00%, 2/1/11	Caa2/B-	3,077,250
8,286	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	8,368,862
			15,623,612

Insurance—0.8%
	American International Group, Inc.,
1,300	6.25%, 3/15/87	A1/A	864,759
13,700	8.175%, 5/15/68, FRN (a)(d)	A1/A	10,605,964
			11,470,723

Metals & Mining—1.4%
2,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	2,123,258
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB-	12,612,492
	Vale Overseas Ltd.,
3,700	6.25%, 1/11/16	Baa3/BBB+	3,741,062
1,900	6.875%, 11/21/36	Baa3/BBB+	1,866,720
			20,343,532

Multi-Media—4.8%
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,598,745

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media (continued)
	CSC Holdings, Inc.,
$9,000	7.625%, 7/15/18	B1/BB	$8,415,000
2,035	7.875%, 2/15/18	B1/BB	1,923,075
13,400	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	15,169,885
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,081,250
5,000	8.25%, 4/11/10	Ba1/BB+	5,156,250
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	19,348,686
			68,692,891

Oil & Gas—6.1%
3,500	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	3,346,049
	Chesapeake Energy Corp.,
3,500	7.25%, 12/15/18	Ba3/BB	3,430,000
9,445	7.625%, 7/15/13	Ba3/BB	9,610,287
	El Paso Corp.,
18,000	7.42%, 2/15/37	Ba3/BB-	16,984,908
600	8.05%, 10/15/30	Ba3/BB-	604,890
2,000	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	1,914,808
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(d)	A3/BBB	1,175,980
13,000	8.625%, 4/28/34	A3/BBB	13,552,500
	Gazprom AG,
8,700	9.625%, 3/1/13	A3/BBB	9,439,500
1,800	9.625%, 3/1/13 (a)(d)	A3/BBB	1,956,600
2,000	Newfield Exploration Co., 7.125%, 5/15/18	Ba3/BB-	1,895,000
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,177,062
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,175,665
1,000	Range Resources Corp., 7.25%, 5/1/18	Ba3/BB	975,000
1,176	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa2/A	1,177,548
2,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	2,375,750
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	Ba3/BB+	2,531,250
1,750	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B-	1,649,375
10,000	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	10,521,550
400	XTO Energy, Inc., 5.50%, 6/15/18	Baa2/BBB	371,747
			86,865,469

Paper/Paper Products—1.9%
	Georgia-Pacific Corp.,
4,300	7.00%, 1/15/15 (a)(d)	Ba3/BB-	4,031,250
6,500	7.25%, 6/1/28	B2/B+	5,443,750
2,500	7.375%, 12/1/25	B2/B+	2,137,500
2,850	7.75%, 11/15/29	B2/B+	2,486,625
12,000	8.00%, 1/15/24	B2/B+	11,040,000
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB+	1,750,000
			26,889,125

Pharmaceuticals—0.1%
1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,858,365

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—10.7%
$19,500	AT&T Corp., 8.00%, 11/15/31	A2/A	$22,351,465
3,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	3,239,001
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB	865,000
5,250	9.00%, 8/15/31	Ba2/BB	4,580,625
2,400	9.25%, 5/15/11	Ba2/BB	2,496,000
9,500	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	Baa1/BBB+	10,497,376
	Embarq Corp.,
10,000	7.082%, 6/1/16	Baa3/BBB-	9,291,640
10,000	7.995%, 6/1/36	Baa3/BBB-	8,847,300
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	13,221,175
6,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	4,877,994
21,650	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	16,778,750
	Qwest Capital Funding, Inc.,
8,000	7.25%, 2/15/11	B1/B+	7,730,000
6,000	7.90%, 8/15/10	B1/B+	6,022,500
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,830,000
	Qwest Corp.,
4,400	6.026%, 6/15/13, FRN	Ba1/BBB-	4,092,000
6,150	8.875%, 3/15/12	Ba1/BBB-	6,226,875
	Sprint Capital Corp.,
18,100	6.90%, 5/1/19	Baa3/BB	16,818,448
2,900	8.375%, 3/15/12	Baa3/BB	2,923,948
4,680	8.75%, 3/15/32	Baa3/BB	4,562,401
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BB	1,284,906
3,500	Verizon New York, Inc., 7.375%, 4/1/32	Baa3/A	3,454,308
			151,991,712

Tobacco—0.3%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Baa3/BBB	4,169,944

Transportation—0.1%
800	Norfolk Southern Corp., 5.75%, 4/1/18 (a)(d)	Baa1/BBB+	795,126

Utilities—6.1%
1,000	CMS Energy Corp., 3.741%, 1/15/13, FRN	Ba1/BB+	912,500
5,073	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	5,227,847
5,740	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	6,141,800
10,650	Ipalco Enterprises, Inc., 7.25%, 4/1/16 (a)(d)	Ba1/BB	10,729,875
3,500	Jersey Central Power & Light Co., 6.15%, 6/1/37	Baa2/BBB	3,136,129
14,480	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	14,950,198
2,000	Nevada Power Co., 6.75%, 7/1/37	Baa3/BBB	1,980,286
40,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	42,494,422
2,000	Sierra Pacific Power Co., 6.75%, 7/1/37	Baa3/BBB	1,980,286
			87,553,343
	Total Corporate Bonds & Notes (cost—$1,213,380,020)		1,139,137,222

U.S. GOVERNMENT AGENCY SECURITIES—3.5%
	Fannie Mae,
605	5.301%, 11/1/35, FRN, MBS	Aaa/AAA	621,148
10,000	5.50%, MBS, TBA (e)	Aaa/AAA	9,876,560

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$365	7.00%, 7/25/26, CMO	Aaa/AAA	$384,973
569	7.00%, 2/18/27, CMO	Aaa/AAA	586,450
25	7.00%, 2/1/30, MBS	Aaa/AAA	25,955
135	7.00%, 3/1/31, MBS	Aaa/AAA	141,365
18	7.00%, 10/1/31, MBS	Aaa/AAA	18,616
81	7.00%, 11/1/31, MBS	Aaa/AAA	84,527
138	7.00%, 1/1/32, MBS	Aaa/AAA	145,215
1,172	7.00%, 6/1/32, MBS	Aaa/AAA	1,227,094
142	7.00%, 9/1/32, MBS	Aaa/AAA	148,577
42	7.00%, 11/1/32, MBS	Aaa/AAA	44,462
305	7.00%, 1/1/33, MBS	Aaa/AAA	321,882
184	7.00%, 2/1/33, MBS	Aaa/AAA	194,253
265	7.00%, 4/1/33, MBS	Aaa/AAA	277,826
326	7.00%, 6/1/33, MBS	Aaa/AAA	341,280
457	7.00%, 9/1/33, MBS	Aaa/AAA	478,347
186	7.00%, 1/1/34, MBS	Aaa/AAA	196,006
156	7.00%, 2/1/34, MBS	Aaa/AAA	163,670
4,938	7.00%, 6/1/35, MBS	Aaa/AAA	5,170,646
1,238	7.00%, 7/1/35, MBS	Aaa/AAA	1,295,957
3,677	7.00%, 2/1/36, MBS	Aaa/AAA	3,853,001
110	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	115,661
1,860	7.00%, 12/25/41, CMO	Aaa/AAA	1,955,906
52	7.50%, 12/25/19, CMO	Aaa/AAA	56,260
476	7.50%, 5/1/22, MBS	Aaa/AAA	512,321
22	7.50%, 6/25/30, CMO	Aaa/AAA	23,051
568	7.50%, 12/1/33, MBS	Aaa/AAA	609,385
103	7.50%, 11/25/40, CMO	Aaa/AAA	108,394
174	7.50%, 5/25/42, CMO	Aaa/AAA	185,292
50	7.50%, 7/25/42, CMO	Aaa/AAA	52,860
9,128	7.50%, 12/25/45, CMO	Aaa/AAA	9,655,886
10	8.00%, 9/25/23, CMO	Aaa/AAA	10,332
36	8.00%, 7/18/27, CMO	Aaa/AAA	38,481
9,141	8.00%, 12/25/45, CMO	Aaa/AAA	9,653,182
238	9.99%, 9/25/17, CMO	Aaa/AAA	265,866
	Freddie Mac,
93	7.00%, 5/15/23, CMO	Aaa/AAA	96,628
1,383	7.00%, 1/15/24, CMO	Aaa/AAA	1,455,287
115	7.50%, 11/1/19, MBS	Aaa/AAA	121,597
42	8.00%, 9/15/26, CMO	Aaa/AAA	46,004
10	9.50%, 5/15/21, CMO	Aaa/AAA	10,372
100	Small Business Administration Participation Certificates, 7.50%, 4/1/17	Aaa/AAA	103,058
	Total U.S. Government Agency Securities (cost—$49,940,583)		50,673,633

MUNICIPAL BONDS—3.0%
New Jersey—3.0%
	Tobacco Settlement Financing Corp. Rev. (j),
12,590	5.75%, 6/1/32	Aaa/AAA	13,685,330
9,440	6.125%, 6/1/24	Aaa/AAA	10,002,907
16,520	6.375%, 6/1/32	Aaa/AAA	18,820,906
	Total Municipal Bonds (cost—$37,346,456)		42,509,143

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SENIOR LOANS (a)(c)—1.1%
Energy—0.1%
	AES Corp., Term B (b),
$714	5.063%, 8/10/11		$700,893
714	5.10%, 8/10/11		700,893
			1,401,786
Entertainment—0.2%
3,940	MGM Studios, 6.051%, 4/8/12, Term B		3,006,713

Healthcare & Hospitals—0.7%
9,850	HCA, Inc., 5.051%, 11/18/13, Term B		9,246,687

Hotels/Gaming—0.1%
2,183	Las Vegas Sands Corp., 4.56%, 5/23/14		1,867,085
	Total Senior Loans (cost—$17,402,126)		15,522,271

MORTGAGE-BACKED SECURITIES—0.8%
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.617%, 10/15/48, CMO (d)	Aaa/AAA	928,199
496	Countrywide Alternative Loan Trust, 2.752%, 2/25/37, CMO, FRN	Aaa/AAA	319,600
	GSMPS Mortgage Loan Trust, CMO (a)(d),
3,296	7.50%, 12/21/26, VRN	NR/NR	3,330,774
165	7.50%, 6/19/32, VRN	NR/NR	176,981
5,305	7.50%, 6/25/43	NR/NR	5,291,731
1,000	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	894,777
323	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (a)(d)	Aaa/NR	321,601
129	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	123,455
	Total Mortgage-Backed Securities (cost—$11,986,558)		11,387,118

SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.2%
BRL 3,900	Federal Republic of Brazil, 10.25%, 1/10/28	Ba1/BBB-	2,208,989

Panama—0.4%
$5,308	Republic of Panama, 9.375%, 4/1/29	Ba1/BB+	7,046,370

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/B+	962,310
	Total Sovereign Debt Obligations (cost—$10,483,420)		10,217,669

ASSET-BACKED SECURITIES—0.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	7,210,655
341	Morgan Stanley ABS Capital I, 2.532%, 5/25/37, FRN	Aaa/AAA	310,438
577	SLM Student Loan Trust, 2.80%, 10/25/16, FRN	Aaa/AAA	574,336
	Total Asset-Backed Securities (cost—$8,269,674)		8,095,429

Shares

CONVERTIBLE PREFERRED STOCK—0.1%
Insurance—0.1%
25,850	American International Group, Inc., 8.50%, 8/1/11 (cost—$1,938,750)	A3/NR	1,288,623

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—10.1%
Corporate Notes—3.4%
Banking—1.1%
$15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	$15,297,435

Financial Services—0.8%
4,990	General Electric Capital Corp., 9.83%, 12/15/08 (f)	NR/NR	5,087,123
5,910	General Motors Acceptance Corp. LLC, 3.951%, 9/23/08, FRN	B3/B-	5,884,806
			10,971,929

Multi-Media—0.3%
4,500	CSC Holdings, Inc., 8.125%, 8/15/09	B1/BB	4,578,750

Telecommunications—0.4%
5,000	Qwest Capital Funding, Inc., 7.00%, 8/3/09	B1/B+	5,018,750
1,000	Sprint Capital Corp., 6.375%, 5/1/09	Baa3/BB	1,007,665
			6,026,415

Utilities—0.8%
10,756	Midwest Generation LLC, 8.30%, 7/2/09	Baa3/BB+	10,890,249
	Total Corporate Notes (cost—$46,503,806)		47,764,778

U.S. Treasury Bills (h)—3.2%
45,450	1.69%-1.92%, 9/11/08-11/28/08 (cost—$45,413,727)		45,412,139

Repurchase Agreements—3.5%
2,000	Credit Suisse First Boston, dated 8/29/08, 1.85%, due 9/2/08, proceeds $2,000,411; collateralized by U.S. Treasury Inflation Index Note, 1.375%, due 7/15/18, valued at $2,046,906 including accrued interest		2,000,000
45,200	Deutsche Bank, dated 8/29/08, 1.98%, due 9/2/08, proceeds $45,209,944; collateralized by U.S. Treasury Inflation Index Note, 1.75%, due 1/15/28, valued at $45,665,240 including accrued interest		45,200,000
2,973	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $2,973,545; collateralized by Fannie Mae Discount Note, 3.609%, due 9/24/08, valued at $3,037,388 including accrued interest		2,973,000
	Total Repurchase Agreements (cost—$50,173,000)		50,173,000
	Total Short-Term Investments (cost—$142,090,533)		143,349,917

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Contracts/
Notional
Amount		Value*
OPTIONS PURCHASED (i)—0.1%
	Call Options—0.1%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
111,000,000	strike rate 3.63%, expires 1/7/09	$259,085
3,900,000	strike rate 5.00%, expires 8/28/09	85,223
	Euro versus U.S. Dollar (OTC),
5,000,000	strike rate 1.37%, expires 6/3/10	541,089
3,600,000	strike rate 1.38%, expires 5/21/10	381,624
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,045,000	strike price $140, expires 11/21/08	16,118
		1,283,139

	Put Options—0.0%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
111,000,000	strike rate 5.45%, expires 1/7/09	283,516
	Euro versus U.S. Dollar (OTC),
5,000,000	strike rate 1.37%, expires 6/3/10	245,682
3,600,000	strike rate 1.38%, expires 5/21/10	178,110
	Fannie Mae (OTC),
10,000,000	strike price $74, expires 11/6/08	—
	Financial Future Euro—90 day (CME),
308	strike price $89.75, expires 9/14/09	1,925
345	strike price $90, expires 6/15/09	2,156
55	strike price $90, expires 9/14/09	343
800	strike price $90, expires 12/14/09	5,000
495	strike price $91.25, expires 12/15/08	1
586	strike price $91.50, expires 6/15/09	1
334	strike price $91.75, expires 12/14/09	1
719	strike price $92, expires 9/15/08	4,493
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,000	strike price $99, expires 11/21/08	15,438
		736,666
	Total Options Purchased (cost—$2,917,790)	2,019,805

	Total Investments before options written (cost—$1,495,755,910)—100.0%	1,424,200,830

OPTIONS WRITTEN (i)—(0.0)%
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
100,000	strike rate 5.15%, expires 9/8/09
	Total Options Written (premiums received—$2,904)	(4,683)

	Total Investments net of options written (cost—$1,495,753,006)—100.0%	$1,424,196,147

Subsequent Event — Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Fund. Such events occurring subsequent to the date of this report have included, but are not limited to, the secure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S banking regulators, and the bankruptcy filing of Lehman Brothers, and the sales of Merrill Lynch to Bank of America, Washington Mutual to J.P. Morgan Chase, Wachovia to Wells Fargo and the U.S. Government bailout of AIG.  These companies represent investment banks with which the Fund may conduct business, and/or whose securities are or may be held by the Fund. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s Schedule of Investment, exposes investors to the negative (for positive) performance resulting from these and other events.

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2008 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing service.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to procedures established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services.  As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $190,210,503, representing 13.4% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be delivered after August 31, 2008.
(f)	Fair-valued—securities with an aggregate value of $5,087,123, representing 0.36% of total investments.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts, written options and swaps.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Issuer in default as of September 16, 2008

Glossary:
€—Euro
£—Great British Pound
ABS—Asset Backed Securities
BRL—Brazilian Real
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2008.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Security
NR—Not Rated
OTC—Over-the-Counter
TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on August 31, 2008.

Other Investments:

(1)  Futures contracts outstanding at August 31, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future Euro—90 day	1,500	$362,663	9/14/09	$1,256,250
	Financial Future Euro—90 day	800	192,860	12/14/09	(24,776)
	U.S. Treasury Bonds 30 yr. Futures	242	28,390	12/19/08	(107,609)
	U.S. Treasury Notes 10 yr. Futures	1,066	124,389	9/19/08	2,370,547
	U.S. Treasury Notes 10 yr. Futures	718	82,929	12/19/08	20,145
	Euro-Bund 10 yr. Futures	33	5,546	9/9/08	89,016
	Euribor Future	69	24,228	6/16/09	186,794
	Euribor Future	730	256,689	12/15/09	(687,729)
	United Kingdom—90 day	300	64,988	6/18/09	288,603
	United Kingdom—90 day	346	74,938	12/17/09	244,785
	United Kingdom—90 day	500	108,388	9/17/09	(38,652)
	United Kingdom—90 day	89	19,135	12/18/08	(59,436)
					$3,537,938

The Fund received $8,566,000 in cash as collateral for futures contracts.

(2)  Transactions in options written for the nine months ended August 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2007	285,901,400	$8,450,916
Options written	52	32,776
Options terminated in closing transactions	(285,801,452)	(8,480,788)
Options outstanding, August 31, 2008	100,000	$2,904

(3) Credit default swap contracts outstanding at August 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
Bank of America:
American International Group	$10,000	3/20/13	2.10%	$(562,034)
Citigroup	8,200	12/20/12	0.65%	(281,223)
Ford Motor Credit	10,000	3/20/12	2.55%	(2,656,987)
Freeport-McMoRan	7,000	6/20/12	0.90%	(119,392)
LCDX	23,900	6/20/13	3.25%	202,896
Barclays Bank:
Allied Waste	5,000	6/20/13	3.70%	398,339
Autozone	1,900	6/20/13	(0.875)%	7,423
Dow Jones CDX	15,000	12/20/12	(7.05)%	(420,201)
General Electric	27,300	12/20/12	0.63%	(952,758)
Sprint Nextel	3,000	6/20/09	7.15%	153,272
BNP Paribas:
Royal Bank of Scotland	3,500	6/20/13	1.50%	36,203
Royal Bank of Scotland	3,500	6/20/13	2.65%	113,871
Citigroup:
Bear Stearns	7,200	9/20/12	0.48%	(157,907)
Ford Motor Credit	32,400	9/20/08	1.35%	(57,114)
Freeport-McMoRan	5,800	6/20/12	1.00%	(77,580)
GMAC	10,000	6/20/12	1.40%	(3,849,451)
Credit Suisse First Boston:
Chesapeake Energy	2,000	6/20/12	1.01%	(86,954)
Gazprom	5,100	11/20/08	1.00%	11,389
GMAC	4,200	9/20/09	3.74%	(600,315)
Deutsche Bank:
American International Group	4,100	12/20/12	0.89%	(404,122)
Chesapeake Energy	1,000	6/20/12	1.05%	(42,038)
Chesapeake Energy	400	3/20/14	1.32%	(23,888)
Dow Jones CDX	10,000	12/20/12	(7.05)%	(280,134)
Dow Jones CDX	17,000	12/20/12	0.68%	175,837
Dow Jones CDX	128,600	6/20/13	(1.55)%	58,952
Federal Republic of Brazil	14,300	5/20/12	0.69%	(154,406)
Federal Republic of Brazil	1,300	5/20/17	1.04%	(43,173)
GMAC	11,800	9/20/09	1.50%	(1,990,458)
Metlife	7,000	3/20/13	2.073%	85,651
Goldman Sachs:
Chesapeake Energy	1,300	3/20/14	1.32%	(77,637)
Citigroup	4,100	12/20/12	0.77%	(120,714)
Dow Jones CDX	15,000	12/20/12	(7.02)%	(403,146)
Dow Jones CDX	21,900	6/20/13	(1.55)%	35,476
Echostar	5,000	6/20/09	0.54%	(24,950)
Ford Motor Credit	4,600	3/20/09	1.70%	(160,155)
JPMorgan Chase:
AIS	9,000	3/20/13	2.062%	(518,701)
Bear Stearns	3,000	9/20/12	0.67%	(43,586)
GMAC	8,100	6/20/12	1.84%	(3,039,192)
Republic of Panama	12,700	3/20/09	0.30%	3,165
Lehman Brothers:
American International Group	3,500	12/20/12	0.85%	(350,042)
Chesapeake Energy	2,700	3/20/14	1.16%	(181,916)
Citigroup	4,000	12/20/12	0.70%	(129,093)
Dow Jones CDX	32,500	12/20/12	3.20%	(2,701,411)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
Federal Republic of Brazil	5,650	2/20/12	0.93%	(15,119)
Federal Republic of Brazil	1,500	2/20/17	1.51%	(3,725)
Freescale Semiconductor	5,000	6/20/09	1.62%	(90,731)
HCA	5,000	6/20/09	1.00%	(35,578)
MGM	10,000	6/20/09	0.63%	(253,204)
MGM	5,000	6/20/09	0.65%	(125,603)
Pemex	7,800	3/20/09	0.34%	16,905
Proctor & Gamble	10,000	9/20/08	0.07%	240
Reynolds American	4,000	6/20/12	1.00%	(1,423)
Sprint Nextel	1,500	3/20/09	6.00%	46,741
United Mexican States	7,400	3/20/09	0.24%	11,904
United Mexican States	11,000	1/20/17	0.67%	(510,704)
Merrill Lynch & Co.:
American International Group	4,000	12/20/12	0.90%	(392,819)
Citigroup	10,000	12/20/12	0.68%	(330,822)
Dow Jones CDX	32,500	12/20/12	3.215%	(2,682,189)
Dow Jones CDX	26,700	6/20/13	(1.55)%	(94,537)
El Paso	5,000	6/20/09	0.45%	(30,445)
Ford Motor	17,000	6/20/13	5.00%	(2,401,842)
General Motors	7,000	6/20/13	5.00%	(1,653,209)
Lyondell Chemical	5,000	6/20/09	1.00%	(203,315)
Vale Overseas	2,000	4/20/12	0.50%	(45,281)
Morgan Stanley:
Chesapeake Energy	5,000	6/20/09	0.45%	(27,508)
Citigroup	7,300	12/20/12	0.80%	(206,073)
Dow Jones CDX	100,000	12/20/12	(1.40)%	(149,441)
Dow Jones CDX	30,000	12/20/12	0.72%	361,013
Dow Jones CDX	13,600	6/20/13	(1.55)%	35,502
Dow Jones CDX	243,300	6/20/18	(1.50)%	(135,477)
Dynegy Holdings	5,000	6/20/09	1.05%	(4,940)
Ford Motor Credit	20,000	9/20/10	4.05%	(3,339,697)
General Motors	3,300	6/20/13	5.00%	(779,370)
LCDX	19,400	6/20/13	3.25%	164,694
Reliant Energy	5,000	6/20/09	1.05%	(13,232)
Republic of Indonesia	7,700	3/20/09	0.46%	(2,773)
Republic of Peru	7,700	3/20/09	0.32%	13,942
Russian Federation	7,800	3/20/09	0.31%	(5,570)
Republic of Ukraine	7,700	3/20/09	0.66%	(42,984)
Royal Bank of Scotland:
ARAMARK	5,000	6/20/12	2.32%	(293,569)
Autozone	6,000	6/20/13	(0.92)%	11,326
Freeport-McMoRan	6,000	6/20/09	0.32%	(21,180)
RadioShack Corp.	7,100	6/20/13	(1.455)%	161,238
Williams Cos.	5,000	6/20/09	0.30%	(6,182)
UBS:
BRL-CDI-Compounded	82,100	6/20/13	(1.55)%	120,139
LCDX	35,700	6/20/13	3.25%	323,920
				$(31,859,182)

(4) Interest rate swap agreements outstanding at August 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	€22,000	9/17/10	6-month EUR-LIBOR	5.00%	$317,641
Barclays Bank	$15,600	12/17/13	3-Month USD-LIBOR	4.00%	176,576
Barclays Bank	€6,800	9/17/18	5.00%	6-month EUR-LIBOR	(247,098)
Barclays Bank	$650,000	12/18/24	3-Month USD-LIBOR	5.70%	35,494,299
Barclays Bank	700,000	12/19/24	5.70%	3-Month USD-LIBOR	(42,669,481)
Citigroup	AUD 54,300	3/20/13	6-Month Australian Bank Bill	7.00%	1,528,421
Citigroup	$62,800	12/17/13	3-Month USD-LIBOR	4.00%	303,877
Citigroup	900	12/17/15	3-Month USD-LIBOR	5.00%	7,170
Credit Suisse First Boston	57,400	12/17/13	3-Month USD-LIBOR	4.00%	(175,130)
Goldman Sachs	MXN 106,500	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(568,984)
HSBC Bank	£12,900	12/15/35	4.00%	6-Month GBP-LIBOR	296,517
JPMorgan Chase	$932,400	12/17/09	3-Month USD-LIBOR	4.00%	(856,708)
Lehman Brothers	AUD 4,000	3/15/11	6-Month Australian Bank Bill	7.50%	14,822
Lehman Brothers	AUD 14,400	6/15/11	6-Month Australian Bank Bill	7.50%	73,341
Lehman Brothers	$740,200	1/9/18	3.63%	3-Month USD-LIBOR	(4,240,270)
Lehman Brothers	740,200	1/9/18	3-Month USD-LIBOR	5.45%	8,016,041
Merrill Lynch & Co.	527,600	6/17/10	3-Month USD-LIBOR	4.00%	4,782,625
Morgan Stanley	53,000	12/17/13	3-Month USD-LIBOR	4.00%	635,622
Morgan Stanley	52,400	12/17/18	3-Month USD-LIBOR	5.00%	1,134,906
Royal Bank of Scotland	70,100	12/17/09	3-Month USD-LIBOR	4.00%	47,557
Royal Bank of Scotland	338,500	6/17/10	3-Month USD-LIBOR	4.00%	3,128,542
Royal Bank of Scotland	2,300	12/17/15	3-Month USD-LIBOR	5.00%	32,227
Royal Bank of Scotland	471,200	2/25/17	4.38%	3-Month USD-LIBOR	13,916,576
Royal Bank of Scotland	£19,600	7/17/27	5.639%	3-Month GBP-LIBOR	(3,495,440)
Royal Bank of Scotland	£19,600	7/17/27	6-Month GBP-LIBOR	4.84%	248,255
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.575%	(781,509)
					$17,120,395

The Fund received $17,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at August 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	August 31, 2008	(Depreciation)
Purchased:
1,177,693 Australian Dollar settling 10/16/08	$1,011,450	$1,008,351	$(3,099)
34,282,600 Brazilian Real settling 12/2/08	18,596,203	20,493,859	1,897,656
1,226,249 Canadian Dollar settling 9/22/08	1,164,734	1,156,614	(8,120)
26,172,300 Chinese Yuan Renminbi settling 10/10/08	3,850,000	3,831,878	(18,122)
32,854,226 Chinese Yuan Renminbi settling 7/15/09	5,080,000	4,919,390	(160,610)
5,356,213 Mexican Peso settling 11/19/08	504,868	514,397	9,529
19,856,972 Malaysian Ringgit settling 11/12/08	6,127,166	5,858,116	(269,050)
24,380,000 Norwegian Krone settling 9/9/08	4,679,103	4,502,822	(176,281)
136,700,000 Philippines Peso settling 11/12/08	3,083,675	2,965,536	(118,139)
107,043,010 Philippines Peso settling 2/6/09	2,386,963	2,310,604	(76,359)
35,844,678 Polish Zloty settling 5/6/09	15,868,903	15,522,307	(346,596)
331,466,500 Russian Ruble settling 11/19/08	13,425,404	13,362,214	(63,190)
42,079,250 Russian Ruble settling 5/6/09	1,725,974	1,672,067	(53,907)
8,650,412 Singapore Dollar settling 10/6/08	6,306,604	6,125,705	(180,899)
19,252,832 Singapore Dollar settling 11/21/08	14,116,636	13,660,363	(456,273)
Sold:
1,573,000 Australian Dollar settling 9/18/08	1,373,103	1,351,447	21,656
23,010,602 Brazilian Real settling 12/2/08	13,181,945	13,755,550	(573,605)
16,819,000 Euro settling 9/25/08	24,954,358	24,728,090	226,268
13,539,000 British Pound settling 9/22/08	26,300,090	24,652,705	1,647,385
266,026,600 Russian Ruble settling 11/19/08	11,096,000	10,724,174	371,826
			$1,670,070

EUR/€—Euros

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Interbank Deposit Certificate

GBP/£—Great British Pound

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE – Inter-bank Equilibrium Interest Rate

(6)  Short sales outstanding at August 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value
U.S. Treasury Bonds & Notes	3.375%	6/30/13	$43,100,000	$43,728,698	$43,719,606
U.S. Treasury Bonds & Notes	5.00%	5/15/37	104,500,000	112,435,015	114,223,412
					$157,943,018

Fair Value Measurements–Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2008 maximized the use of obsevable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques:  multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at August 31, 2008, in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,288,623	$3,537,938
Level 2 - Other Significant Observable Inputs	1,417,820,401	(175,590,445)
Level 3 - Significant Unobservable Inputs	5,087,123	4,578,710
Total	$1,424,196,147	$(167,473,797)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of August 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments
Beginning balance, 11/30/07	$28,274,622	$10,171,237
Net purchases (sales) and settlements	(1,388,073)	(10,149,000)
Accrued discounts (premiums)	(269,255)	—
Total realized and unrealized gain (loss)	(3,253,870)	4,556,473
Transfers in and/or out of Level 3	(18,276,301)	—
Ending balance, 8/31/08	$5,087,123	$4,578,710

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2008